Share Capital and Reserves	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Share capital and reserves

Note 4 - Share capital and reserves

A.	Composition of share capital

	June 30, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares, par value NIS 0.01 each	100,000,000	22,694,296	100,000,000	7,984,706

B.	Rights attached to the ordinary shares

The ordinary shares of the Company grant the holders thereof the right to participate and vote in shareholders meetings, the right to receive a dividend, as declared, the right to participate in distributions of bonus shares and the right to participate in the distribution of the assets of the Company upon liquidation.

C.	Changes in the issued and outstanding capital

Six months period ended June 30, 2022
Unaudited

Balance as of January 1, 2022	7,984,706
Allotment of ordinary shares through U.S IPO (see Note 3 above)	14,709,590
Balance as of June 30, 2022	22,694,296